Annual Operating Expenses - FidelityMunicipalIncomeFund-AMCIZPRO - FidelityMunicipalIncomeFund-AMCIZPRO - Fidelity Municipal Income Fund	Mar. 01, 2024
Fidelity Advisor Municipal Income Fund - Class A
Operating Expenses:
Management fee	0.51%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.77%
Fidelity Advisor Municipal Income Fund - Class M
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.75%
Fidelity Advisor Municipal Income Fund - Class C
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.50%
Fidelity Advisor Municipal Income Fund - Class I
Operating Expenses:
Management fee	0.51%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.52%
Fidelity Advisor Municipal Income Fund - Class Z
Operating Expenses:
Management fee	0.39%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.40%

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18%, 0.16%, 0.16%, 0.19%, and 0.06%, for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.